Convertible Debt and Derivative Liability (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 04, 2024	Nov. 15, 2024	Apr. 29, 2024	Apr. 24, 2024	Sep. 22, 2023	Mar. 01, 2023	Feb. 06, 2023	Feb. 02, 2023	Aug. 06, 2022	Apr. 11, 2022	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2021	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Nov. 10, 2022	Oct. 10, 2022
Short-Term Debt [Line Items]
Shares issued	33,103,860											33,103,860	34,294,546				34,294,546		33,103,860	26,526,405
Gain on modification																$ 951,868		$ 951,868	$ 857,723	$ (887,946)
Repayments of convertible debt																			150,000
Convertible notes payable																				1,638,760
Convertible notes payable, debt discount	$ 0											$ 0							0	43,288
Extinguishment of debt																			857,723	857,723
Gain loss on derivative net																			(887,946)	(887,946)
Fair value derivative liability														9,885				(53,257)	(53,257)	148,751
Convertible Debt [Member]
Short-Term Debt [Line Items]
Gain loss on derivative net																			$ (53,257)	148,751
Twelve Convertible Promissory Notes [Member]
Short-Term Debt [Line Items]
Convertible note payable															$ 527,650
Maturity date									Dec. 31, 2023	Jan. 31, 2023					Jul. 31, 2022
Interest rate										5.00%					1.00%						10.00%
Debt discount															$ 257,650
Maturity date										$ 23,072
Twelve Convertible Promissory Notes [Member] | IPO [Member]
Short-Term Debt [Line Items]
Offering price															70.00%
Convertible Debt I [Member]
Short-Term Debt [Line Items]
Convertible note payable															$ 527,650
Maturity date															Jul. 31, 2022
Interest rate	10.00%											10.00%			1.00%				10.00%
Conversion amount	$ 636,852	$ 636,852
Converted shares of common stock	227,447	227,447
Conversion price per share	$ 2.80	$ 2.80										$ 2.80							$ 2.80
Percentage of offering price		70.00%
Offering price		$ 4.00
Convertible Debt I [Member] | IPO [Member]
Short-Term Debt [Line Items]
Offering price															70.00%
Senior Secured Note Convertible Debt II [Member]
Short-Term Debt [Line Items]
Common stock for net proceeds											$ 977,333
Origination costs											1,000,000
Shares issued value of conversion											$ 1,111,111
Principal amount shares											514,403
Gain on modification					$ 951,868															887,946
Derivative liabilities					407,494
Senior Secured Note Convertible Debt II [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Interest rate											10.00%
Common stock for net proceeds											$ 1,000,000
Origination costs											22,667
Shares issued value of conversion											$ 1,111,111
Principal amount shares											514,403
Debt instrument description											The Company will have the right at any time to redeem in cash all or a portion of Note II at 120% (or 125% on or after the first six months from the closing) of the principal amount thereof plus any unpaid accrued interest to the date of repayment.
Debt instrument interest description											Upon an Event of Default (as defined therein) interest shall accrue at 1 1/2% per month and the 125% of principal and interest through maturity shall be due and payable
Shares issued																							514,403
Senior Secured Note Convertible Debt II [Member] | Securities Purchase Agreement [Member] | Note II Holder [Member]
Short-Term Debt [Line Items]
Shares issued																							42,867
Senior Secured Note [Member]
Short-Term Debt [Line Items]
Maturity date			Dec. 10, 2024
Shares issued value of conversion					$ 1,377,778
Repayments of secured debt												$ 2,102,797
Senior notes	$ 2,102,797											2,102,797							$ 2,102,797
Senior Secured Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument description						In addition, the Company agreed to prepay in cash the aggregate principal amount of the Note II of 120% (or 150% on or after the first six months from closing) plus any accrued interest on the sale of all the assets of the Company and its subsidiaries, upon the Change of Control, or on a Qualified Offering. Upon default of Note II, the Company agrees to pay 150% of the outstanding note principal and accrued interest through maturity and all liquidation damages. In addition, upon closing the Note Holder will receive 175% stock coverage. As a result of the material modification, the incremental fair value of the modified derivative was classified as a debt extinguishment.		The Company and the noteholder agreed to a repayment plan on past due interest. In addition, the Company agreed to prepay in cash the aggregate principal amount of the Note II of 120% (or 137.5% on or after the first six months from closing) plus any accrued interest on the sale of all the assets of the Company and its subsidiaries, upon the Change of Control, or on a Qualified Offering. Upon default of Note II, the Company agrees to pay 137.5% of the outstanding note principal, and accrued interest through maturity and all liquidation damages. As a result of the material modification, the incremental fair value of the modified derivative was classified as a debt extinguishment.
Shares issued																						514,403
Gain on modification						$ 217,527		$ 670,419
Senior Secured Note [Member] | Securities Purchase Agreement [Member] | Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Interest rate				10.00%
Shares issued				685,867
Annual percentage				3.00%
Shares issued value				$ 266,667
Convertible debt				1,377,778
Modification debt				951,868
Derivative liabilities				$ 407,494
Senior Secured Note [Member] | Securities Purchase Agreement [Member] | Note II Holder [Member]
Short-Term Debt [Line Items]
Shares issued																						128,599
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Repayments of convertible debt												178,386
Convertible Promissory Note [Member] | Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Maturity date							Feb. 28, 2026
Annual percentage							5.00%
Principal amount							$ 150,000
Convertible amount into shares of common stock							$ 5,000,000
Common stock percentage							70.00%
Repayments of convertible debt												178,386
Interest expense														$ 96,924				$ 186,906	147,705	143,761
Convertible notes payable	0											0							0	1,745,472
Convertible notes payable, debt discount	$ 0											$ 0							$ 0	$ 43,288
Convertible Note Three [Member]
Short-Term Debt [Line Items]
Maturity date							Feb. 28, 2026
Annual percentage							5.00%
Principal amount							$ 150,000